Associated entities and consolidated subsidiaries - Associated entities - Reconciliation (Details) - MXN ($) $ in Millions		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2020
Associated entities
Profit for the year		$ 20,801	$ 18,974	$ 20,381
Carrying amount		$ 1,380	$ 1,001
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Bank's share in associated entity (percentage)		49.00%	49.00%
Bank's share in associated entity		$ 1,508	$ 332
Goodwill		669	669
Sale of merchant contracts		(784)
Other adjustments		(13)
Carrying amount		1,380	1,001
Sale price of acquisition contracts					$ 1,600
Gain (loss) in acquisition contracts	$ 816
Sale of merchant business		583
Notes receivable		1,017
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Net assets on investment date		2,584	315
Profit for the year		493	363
Closing net assets		$ 3,077	$ 678